Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2025

Shares		Value
COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 3.7%
	DISTRIBUTION/WHOLESALE 2.6%
152,461	Pool Corp.	$48,535,960
	ENTERTAINMENT 1.1%
194,490	Churchill Downs, Inc.	21,602,004
		70,137,964
CONSUMER STAPLES 4.0%
	FOOD 0.1%
23,000	J & J Snack Foods Corp.	3,029,560
	RETAIL 3.9%
170,600	Casey's General Stores, Inc.(1)	74,047,224
		77,076,784
FINANCIALS 15.9%
	INSURANCE 9.9%
428,592	American Financial Group, Inc.	56,291,273
444,900	Brown & Brown, Inc.	55,345,560
1,066,506	W.R. Berkley Corp.	75,892,567
		187,529,400
	SOFTWARE 6.0%
66,708	Jack Henry & Associates, Inc.	12,180,881
179,757	MSCI, Inc.	101,652,584
		113,833,465
		301,362,865
HEALTHCARE 13.9%
	ELECTRONICS 0.9%
14,100	Mettler-Toledo International, Inc.(2)	16,650,831
	HEALTHCARE PRODUCTS 5.9%
76,000	IDEXX Laboratories, Inc.(2)	31,916,200
216,015	STERIS PLC	48,959,800
137,616	West Pharmaceutical Services, Inc.	30,809,470
		111,685,470
	HEALTHCARE SERVICES 7.1%
81,800	Chemed Corp.	50,333,176
176,000	ICON PLC(2)	30,798,240
309,000	IQVIA Holdings, Inc.(2)	54,476,700
		135,608,116
		263,944,417
INDUSTRIALS 29.7%
	AEROSPACE/DEFENSE 9.4%
445,293	HEICO Corp.	118,977,836
42,400	TransDigm Group, Inc.	58,651,496
		177,629,332
	BUILDING MATERIALS 4.6%
157,000	Lennox International, Inc.	88,050,310
	COMMERCIAL SERVICES 3.2%
218,772	Cintas Corp.	44,964,209
304,655	Rollins, Inc.	16,460,510
		61,424,719
	COMPUTERS 2.0%
106,100	CACI International, Inc. Class A(1)(2)	38,930,212
Shares		Value
COMMON STOCKS 99.1% (continued)
INDUSTRIALS 29.7% (continued)
	DISTRIBUTION/WHOLESALE 1.4%
50,500	Watsco, Inc.	$25,669,150
	ENGINEERING & CONSTRUCTION 1.9%
73,400	Comfort Systems USA, Inc.	23,659,022
143,200	Exponent, Inc.	11,607,792
		35,266,814
	ENVIRONMENTAL CONTROL 7.2%
116,000	Republic Services, Inc.	28,090,560
554,462	Waste Connections, Inc.	108,225,438
		136,315,998
		563,286,535
INFORMATION TECHNOLOGY 29.8%
	COMPUTERS 6.1%
250,210	CGI, Inc.(1)	24,978,464
57,860	EPAM Systems, Inc.(2)	9,769,083
193,800	Gartner, Inc.(2)	81,345,612
		116,093,159
	INTERNET 2.7%
321,700	CDW Corp.	51,555,642
	MISCELLANEOUS MANUFACTURERS 2.1%
79,200	Teledyne Technologies, Inc.(2)	39,418,632
	SEMICONDUCTORS 3.6%
116,274	Monolithic Power Systems, Inc.	67,436,594
	SOFTWARE 13.8%
18,900	ANSYS, Inc.(2)	5,982,984
149,600	Cadence Design Systems, Inc.(2)	38,047,768
43,300	Fair Isaac Corp.(2)	79,852,128
40,500	Roper Technologies, Inc.	23,877,990
196,341	Tyler Technologies, Inc.(2)	114,150,694
		261,911,564
	TELECOMMUNICATIONS 1.5%
67,000	Motorola Solutions, Inc.	29,333,270
		565,748,861
MATERIALS 2.1%
	PACKAGING & CONTAINERS 2.1%
268,600	AptarGroup, Inc.	39,854,868
TOTAL COMMON STOCKS (Cost $1,497,263,267)		1,881,412,294
SHORT-TERM INVESTMENTS 0.9%
	MONEY MARKET FUNDS 0.9%
17,416,969	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(3)	17,416,969
TOTAL SHORT-TERM INVESTMENTS (Cost $17,416,969)		17,416,969
TOTAL INVESTMENTS IN SECURITIES 100.0% (Cost $1,514,680,236)		$1,898,829,263
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		135,274
NET ASSETS(4) 100.0%		$1,898,964,537

See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

(1)	A portion or all of the security was held on loan. As of March 31, 2025, the market value of the securities on loan was $18,943,957.
(2)	Non-income producing.
(3)	Rate reflects 7 day yield as of March 31, 2025.
(4)
For federal income tax purposes, the aggregate cost was
$1,514,680,236, aggregate gross unrealized appreciation
was $484,777,230, aggregate gross unrealized
depreciation was $100,628,203 and the net unrealized
appreciation was $384,149,027.

See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2025:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,881,412,294	$—	$—	$1,881,412,294
Short-Term Investments	17,416,969	—	—	17,416,969
Total Investments in Securities	$1,898,829,263	$—	$—	$1,898,829,263

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2025, there were no Level 3 investments.